Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	4,381,033	3,200,000
Common stock, shares outstanding	4,381,033	3,200,000